Note 37 - Information on Subsidiaries - Carrying Amounts of Assets and Liabilities to which Restrictions Apply (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Total assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	€ 163,454	€ 164,136
Financial assets at fair value through profit or loss	465,273	482,545
Financial assets at fair value through other comprehensive income	35,546	31,675
Loans at amortized cost	479,353	491,175
Other	173,641	174,686
Total	1,317,266	1,344,217
Restricted assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	108	108
Financial assets at fair value through profit or loss	58,270	40,346
Financial assets at fair value through other comprehensive income	7,618	2,771
Loans at amortized cost	54,343	73,500
Other	7,920	3,592
Total	€ 128,259	€ 120,317